Reorganization, Basis of Presentation and Going Concern - Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted (Details)	6 Months Ended
Jun. 30, 2025
Amendment to IAS 21 [Member]
Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2025
Amendments to IFRS 7 and IFRS 9 [Member]
Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027
IFRS 19 - Subsidiaries without Public Accountability Disclosures [Member]
Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	Jan. 01, 2027
Amendments to IFRS 10 and IAS 28 [Member]
Schedule of New and Revised IFRS that are Not yet Effective and have Not been Early Adopted [Line Items]
Effective for accounting periods beginning on or after	will be determined at a future date